Asset Impairment Charges (Reversals) - Detailed Information About Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		$ (48)	$ 9	$ 648
Kaybob Cogeneration Project | Corporate
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		0	(2)	27
Impairment charges	$ 27
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		(10)	21	5
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		(4)	43	12
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)			0	5
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		0	0	540
Changes in decommissioning and restoration provisions on retired assets
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		(34)	(53)	32
Intangible asset impairment charges - Coal Rights
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		0	0	17
Project development costs
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges (reversals)		$ 0	$ 0	$ 10